Pension and Post-Retirement and Post-Employment Benefits - Schedule of Actuarial Gains and Losses and Prior Service Costs Recorded Within Regulatory Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net actuarial gain for the year	$ (1,970)	$ (571)
Amortization of prior service cost	2	2
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net actuarial gain for the year	(499)	(98)
Amortization of prior service cost	11	7
Pension Benefit Regulatory Asset / Liability [Member] | Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net actuarial gain for the year	(972)	(891)
Amortization of actuarial losses	(61)	(124)
Amortization of prior service cost	(2)	(2)
Total actuarial gains and losses and prior service costs	(1,035)	(1,017)
Post Retirement and Employment Benefits Regulatory Assets [Member] | Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net actuarial gain for the year	(471)	(91)
Amortization of actuarial losses	(2)	(3)
Total actuarial gains and losses and prior service costs	$ (473)	$ (94)